ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Tax and Royalty (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX
Tax receivable				R (483.2)	R (182.8)
Tax and royalties payable				88.0	34.9	R 88.6
Net tax and royalties (receivable)/payable	R (147.9)	R 88.6	R 129.6	R (395.2)	R (147.9)	R 88.6
Reconciliation of the net tax and royalties (receivable)/payable balance:
Balance at beginning of the year	(147.9)	88.6	129.6
Royalties and current tax	(307.9)	(902.7)	(1,678.4)
Royalties and tax paid	(542.2)	(899.3)	(1,732.6)
Tax payable on acquisition of subsidiaries	4.4	(260.4)	13.2
Foreign currency translation	17.4	(20.5)
Balance at end of the year	R (395.2)	R (147.9)	R 88.6